UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549- FORM N-PX ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number :	811-21598

Name of Registrant:	Putnam Target Date Funds

Address of Principal Executive Offices:	100 Federal Street
Boston, Massachusetts 02110

Name and address of agent of service:	Stephen J. Tate, Vice President and Chief Legal Officer
Putnam Target Date Funds
100 Federal Street
Boston, Massachusetts 02110

CC:	Bryan Chegwidden, Esq.
Ropes & Gray LLP
1211 Avenue of the Americas
New York, New York 10036

Registrant's telephone number including area code:	617-292-1000

Date of fiscal year end:	7/31

Date of reporting period:	07/01/2022 - 06/30/2023

Registrant Name :	Putnam Target Date Funds
Fund Name :	Putnam Retirement Advantage 2025 Fund
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name :	Putnam Target Date Funds
Fund Name :	Putnam Retirement Advantage 2030 Fund
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name :	Putnam Target Date Funds
Fund Name :	Putnam Retirement Advantage 2035 Fund
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name :	Putnam Target Date Funds
Fund Name :	Putnam Retirement Advantage 2040 Fund
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name :	Putnam Target Date Funds
Fund Name :	Putnam Retirement Advantage 2045 Fund
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name :	Putnam Target Date Funds
Fund Name :	Putnam Retirement Advantage 2050 Fund
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name :	Putnam Target Date Funds
Fund Name :	Putnam Retirement Advantage 2055 Fund
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name :	Putnam Target Date Funds
Fund Name :	Putnam Retirement Advantage 2060 Fund
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name :	Putnam Target Date Funds
Fund Name :	Putnam Retirement Advantage 2065 Fund
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name :	Putnam Target Date Funds
Fund Name :	Putnam Retirement Advantage Maturity Fund
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name :	Putnam Target Date Funds
Fund Name :	Putnam Sustainable Retirement 2025 Fund
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name :	Putnam Target Date Funds
Fund Name :	Putnam Sustainable Retirement 2030 Fund
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name :	Putnam Target Date Funds
Fund Name :	Putnam Sustainable Retirement 2035 Fund
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name :	Putnam Target Date Funds
Fund Name :	Putnam Sustainable Retirement 2040 Fund
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name :	Putnam Target Date Funds
Fund Name :	Putnam Sustainable Retirement 2045 Fund
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name :	Putnam Target Date Funds
Fund Name :	Putnam Sustainable Retirement 2050 Fund
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name :	Putnam Target Date Funds
Fund Name :	Putnam Sustainable Retirement 2055 Fund
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name :	Putnam Target Date Funds
Fund Name :	Putnam Sustainable Retirement 2060 Fund
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name :	Putnam Target Date Funds
Fund Name :	Putnam Sustainable Retirement 2065 Fund
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name :	Putnam Target Date Funds
Fund Name :	Putnam Sustainable Retirement Maturity Fund
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Pursuant to the requirements of the Investment Company Act of 1940,the registrant has duly caused this report to be signed on its behalf by the undersigned,thereunto duly authorised.

Registrant:	Putnam Target Date Funds

By:	/s/Stephen J. Tate

Name:	Stephen J. Tate

Title:	Vice President and Chief Legal Officer of Putnam Target Date Funds

Date:	August 23, 2023